INVESTMENTS (Short-Term Investment and Long-Term Investment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment And Other Income [Line Items]
Short-term investments	$ 455,184	$ 10,138
Long-term investments	121,292
Fixed Rate Time Deposits [Member]
Investment And Other Income [Line Items]
Short-term investments	455,184	10,138
Available-for-sale security [Member] | Tospur [Member] | Cost method investment [Member]
Investment And Other Income [Line Items]
Long-term investments	62,257
Available-for-sale security [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Long-term investments	59,035
Available-for-sale security [Member] | Equity security [Member] | Color Life [Member]
Investment And Other Income [Line Items]
Long-term investments	24,091
Available-for-sale security [Member] | Equity security [Member] | Hopefluent [Member]
Investment And Other Income [Line Items]
Long-term investments	$ 34,944